INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized deferred tax liability related to basis difference and consisting of cumulative undistributed earnings				$ 4,600
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 87	$ 117	$ 90	90	$ 87	$ 117
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate				(87)	(83)	(114)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate				36	32	21
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	87	117	90
Increase in prior period tax positions	2	10	37
Decrease in prior period tax positions	(2)	0	0
Increase in current period tax positions	6	8	5
Settlements with taxing authorities	(3)	(48)	(15)
Ending balance	90	87	117
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest (income) expense	0	(2)	(4)
Penalties	0	0	(3)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest				1	1
Accrued penalties				0	0
San Diego Gas and Electric Company [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	20	14	17	22	20	14
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate				(19)	(16)	(11)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate				13	11	6
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	20	14	17
Increase in prior period tax positions	0	5	2
Increase in current period tax positions	2	2	0
Settlements with taxing authorities	0	(1)	(5)
Ending balance	22	20	14
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest (income) expense	0	0	(1)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest				0	0
Southern California Gas Company [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	27	19	13	29	27	19
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate				(29)	(27)	(19)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate				$ 24	$ 21	$ 15
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	27	19	13
Increase in prior period tax positions	0	2	2
Decrease in prior period tax positions	(2)	0	0
Increase in current period tax positions	4	6	4
Ending balance	$ 29	$ 27	$ 19